Davis Global Fund
Davis International Fund
(portfolios of Davis New York Venture Fund, Inc.)
July 31, 2023
The Equity Specialists

DAVIS GLOBAL FUND
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (99.14%)
COMMUNICATION SERVICES – (13.11%)
Media & Entertainment – (13.11%)
Alphabet Inc., Class C *	141,610	$18,849,707
ASAC II L.P. *(a)(b)(c)	35,352	35,787
IAC Inc. *	121,350	8,445,960
Liberty Media Corp., Liberty Formula One, Series A *	171,400	11,017,592
Liberty Media Corp., Liberty Formula One, Series C *	97,445	7,074,507
Meta Platforms, Inc., Class A *	196,330	62,550,738
Total Communication Services		107,974,291
CONSUMER DISCRETIONARY – (23.03%)
Consumer Discretionary Distribution & Retail – (15.42%)
Amazon.com, Inc. *	372,600	49,809,168
Coupang, Inc., Class A (South Korea) *	458,730	8,325,949
JD.com, Inc., Class A (China)	65,130	1,334,518
JD.com, Inc., Class A, ADR (China)	591,605	24,439,203
Naspers Ltd. - N (South Africa)	57,031	11,206,442
Prosus N.V., Class N (Netherlands)	402,180	31,851,455
		126,966,735
Consumer Durables & Apparel – (0.93%)
Fila Holdings Corp. (South Korea)	245,610	7,649,721
Consumer Services – (6.68%)
Delivery Hero SE (Germany) *	373,030	16,924,701
Meituan, Class B (China) *	1,381,629	25,918,056
MGM Resorts International *	239,420	12,155,353
		54,998,110
Total Consumer Discretionary		189,614,566
CONSUMER STAPLES – (1.51%)
Food, Beverage & Tobacco – (1.51%)
Darling Ingredients Inc. *	179,370	12,421,373
Total Consumer Staples		12,421,373
FINANCIALS – (39.87%)
Banks – (18.23%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	290,710	9,340,512
Danske Bank A/S (Denmark)	2,494,590	59,204,828
DBS Group Holdings Ltd. (Singapore)	1,412,594	36,394,413
Metro Bank Holdings PLC (United Kingdom) *	1,396,402	2,118,229
Wells Fargo & Co.	932,100	43,025,736
		150,083,718
Financial Services – (12.71%)
Capital Markets – (4.88%)
Julius Baer Group Ltd. (Switzerland)	543,500	38,391,835
Noah Holdings Ltd., Class A, ADS (China)	115,670	1,760,498
		40,152,333
Consumer Finance – (4.96%)
Capital One Financial Corp.	348,750	40,810,725
Financial Services – (2.87%)
Berkshire Hathaway Inc., Class B *	67,270	23,676,349
		104,639,407
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (8.93%)
Life & Health Insurance – (8.93%)
AIA Group Ltd. (Hong Kong)	2,322,780	$23,052,375
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	7,006,500	50,534,771
		73,587,146
Total Financials		328,310,271
HEALTH CARE – (4.41%)
Health Care Equipment & Services – (1.53%)
Cigna Group	42,640	12,583,064
Pharmaceuticals, Biotechnology & Life Sciences – (2.88%)
Viatris Inc.	2,254,350	23,738,305
Total Health Care		36,321,369
INDUSTRIALS – (4.58%)
Capital Goods – (2.28%)
Owens Corning	133,680	18,713,863
Transportation – (2.30%)
DiDi Global Inc., Class A, ADS (China) *	5,041,678	18,956,709
Total Industrials		37,670,572
INFORMATION TECHNOLOGY – (8.86%)
Semiconductors & Semiconductor Equipment – (2.33%)
Applied Materials, Inc.	111,790	16,946,246
Intel Corp.	61,860	2,212,732
		19,158,978
Software & Services – (0.45%)
Clear Secure, Inc., Class A	157,210	3,727,449
Technology Hardware & Equipment – (6.08%)
Hollysys Automation Technologies Ltd. (China)	1,106,901	19,403,975
Samsung Electronics Co., Ltd. (South Korea)	559,940	30,662,387
		50,066,362
Total Information Technology		72,952,789
MATERIALS – (3.77%)
Teck Resources Ltd., Class B (Canada)	698,000	31,012,140
Total Materials		31,012,140
TOTAL COMMON STOCK – (Identified cost $592,788,190)		816,277,371

	Principal	Value
SHORT-TERM INVESTMENTS – (0.76%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 08/01/23 (d)	$3,146,000	$3,146,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 08/01/23 (e)	3,131,000	3,131,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,277,000)		6,277,000
Total Investments – (99.90%) – (Identified cost $599,065,190)		822,554,371
Other Assets Less Liabilities – (0.10%)		846,264
Net Assets – (100.00%)		$823,400,635

ADR:	American Depositary Receipt

DAVIS GLOBAL FUND
Schedule of Investments - (Continued)
July 31, 2023 (Unaudited)
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $35,787 or 0.004% of the Fund's net assets as of July 31, 2023.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)	Dated 07/31/23, repurchase value of $3,146,463 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 3.50%, 01/01/47, total market value $3,208,920)
(e)
Dated 07/31/23, repurchase value of $3,131,461 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 08/25/23-04/20/73, total market value
$3,193,620)

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (99.36%)
COMMUNICATION SERVICES – (0.77%)
Media & Entertainment – (0.77%)
iQIYI, Inc., Class A, ADR (China) *	211,580	$1,341,417
Total Communication Services		1,341,417
CONSUMER DISCRETIONARY – (28.26%)
Consumer Discretionary Distribution & Retail – (17.61%)
Alibaba Group Holding Ltd., ADR (China) *	31,710	3,239,494
Coupang, Inc., Class A (South Korea) *	107,520	1,951,488
JD.com, Inc., Class A, ADR (China)	173,790	7,179,265
Naspers Ltd. - N (South Africa)	46,950	9,225,552
Prosus N.V., Class N (Netherlands)	115,522	9,148,997
		30,744,796
Consumer Durables & Apparel – (3.08%)
Fila Holdings Corp. (South Korea)	172,850	5,383,552
Consumer Services – (7.57%)
Delivery Hero SE (Germany) *	89,540	4,062,509
Meituan, Class B (China) *	488,411	9,162,129
		13,224,638
Total Consumer Discretionary		49,352,986
FINANCIALS – (41.72%)
Banks – (22.39%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	209,300	6,724,809
Danske Bank A/S (Denmark)	664,420	15,768,873
DBS Group Holdings Ltd. (Singapore)	505,610	13,026,658
DNB Bank ASA (Norway)	140,432	2,897,305
Metro Bank Holdings PLC (United Kingdom) *	446,090	676,682
		39,094,327
Financial Services – (6.90%)
Capital Markets – (6.90%)
Julius Baer Group Ltd. (Switzerland)	155,980	11,018,139
Noah Holdings Ltd., Class A, ADS (China)	68,400	1,041,048
		12,059,187
Insurance – (12.43%)
Life & Health Insurance – (12.43%)
AIA Group Ltd. (Hong Kong)	1,050,900	10,429,633
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,564,500	11,284,043
		21,713,676
Total Financials		72,867,190
INDUSTRIALS – (9.77%)
Capital Goods – (6.65%)
Ferguson plc	25,920	4,189,191
Schneider Electric SE (France)	41,690	7,427,617
		11,616,808
Transportation – (3.12%)
DiDi Global Inc., Class A, ADS (China) *	1,450,206	5,452,774
Total Industrials		17,069,582
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (14.57%)
Semiconductors & Semiconductor Equipment – (3.96%)
Tokyo Electron Ltd. (Japan)	46,310	$6,915,657
Technology Hardware & Equipment – (10.61%)
Hollysys Automation Technologies Ltd. (China)	382,606	6,707,083
Samsung Electronics Co., Ltd. (South Korea)	215,740	11,813,951
		18,521,034
Total Information Technology		25,436,691
MATERIALS – (4.27%)
Teck Resources Ltd., Class B (Canada)	167,710	7,451,355
Total Materials		7,451,355
TOTAL COMMON STOCK – (Identified cost $143,230,608)		173,519,221

	Principal	Value
SHORT-TERM INVESTMENTS – (0.89%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 08/01/23 (a)	$777,000	$777,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 08/01/23 (b)	773,000	773,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,550,000)		1,550,000
Total Investments – (100.25%) – (Identified cost $144,780,608)		175,069,221
Liabilities Less Other Assets – (0.25%)		(428,690)
Net Assets – (100.00%)		$174,640,531

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 07/31/23, repurchase value of $777,114 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 4.499%, 09/01/43-09/01/49, total market value $792,540).
(b)
Dated 07/31/23, repurchase value of $773,114 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 08/25/23-04/20/73, total market value
$788,460).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments
July 31, 2023 (Unaudited)

Security Valuation - The Funds' Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds' investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments - (Continued)
July 31, 2023 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of July 31, 2023 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global Fund	Davis International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$107,938,504	$1,341,417
Consumer Discretionary	189,614,566	49,352,986
Consumer Staples	12,421,373	–
Financials	328,310,271	72,867,190
Health Care	36,321,369	–
Industrials	37,670,572	17,069,582
Information Technology	72,952,789	25,436,691
Materials	31,012,140	7,451,355
Total Level 1	816,241,584	173,519,221
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	6,277,000	1,550,000
Total Level 2	6,277,000	1,550,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	35,787	–
Total Level 3	35,787	–
Total Investments	$822,554,371	$175,069,221
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended July 31, 2023. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at July 31, 2023 was $1,142 for Davis Global Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at November 1, 2022	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2023
Davis Global Fund
Investments in Securities:
Common Stock	$34,645	$–	$–	$1,142	$–	$–	$–	$35,787
Total Level 3	$34,645	$–	$–	$1,142	$–	$–	$–	$35,787

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments - (Continued)
July 31, 2023 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at July 31, 2023	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$35,787	Discounted Cash Flow	Annualized Yield	5.528%	Decrease
Total Level 3	$35,787
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At July 31, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global Fund	Davis International Fund
Cost	$609,532,503	$150,079,535

Unrealized appreciation	252,839,976	39,726,838
Unrealized depreciation	(39,818,108)	(14,737,152)
Net unrealized appreciation	$213,021,868	$24,989,686